TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
TAXES ON INCOME
TAXES ON INCOME

NOTE 14:-   TAXES ON INCOME

a.Israeli taxation:

1.Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

The Company’s production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs.

On April 1, 2005, an amendment to the Investment Law came into effect (the "2005 Amendment") that significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiary Enterprise".

In January 2011, another amendment to the Investment Law came into effect (the "2011 Amendment"). According to the 2011 Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company’s entire income subject to this amendment (the "Preferred Income"). Once an election is made, the Company’s income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% a preferred enterprise located in development area A).

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016, which includes Amendment 73 to the Investment Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, which are subject to regulations that were issued by the Minister of Finance in May 2017. The new tax tracks under Amendment 73 are as follows: Technological Preferred Enterprise ("TPE") - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A TPE, as defined in the Investment Law, which is located in the center of Israel, will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

On May 2019, the Company notified the Israel Tax Authority that it had waived its Beneficiary Enterprise status starting from the 2019 tax year and thereafter.

3.Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the "Encouragement Law"):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, that at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, is entitled to tax benefits, including: (i) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (ii) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (iii) accelerated depreciation rates on equipment and buildings; and (iv) expenses related to a public offering on the Tel Aviv Stock Exchange and on recognized stock markets outside of Israel, such as Nasdaq, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israel Tax Authority will agree that the Company qualifies and will continue to qualify as an industrial company, or that the benefits described above will be available to the Company in the future.

4.Tax Benefits for Research and Development:

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the abovementioned benefit for the majority of its research and development expenses.

5.Tax rates:

Taxable income of the Company is subject to a corporate tax rate as follows: in 2017 - 24%, in 2018 and in 2019 - 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The deferred tax balances as of December 31, 2019 have been calculated based on the revised tax rates.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also a2 above).

b.U.S. Tax Reform:

In December 2017, the U.S. enacted significant tax reform through the Tax Cut and Jobs Act (“TCJA”). The TCJA enacted significant changes affecting the year ended December 31, 2017, including, but not limited to, (i) reducing the U.S. federal corporate income tax rate to 21%;and (ii) imposing a one-time Transition Tax (the "Transition Tax") on certain un-repatriated earnings of foreign subsidiaries of U.S. companies that had not been previously taxed in the U.S.

The TJCA also established new tax provisions affecting 2018, including, but not limited to: (i) creating a new provision designed to tax global intangible low tax income (“GILTI”); (ii) generally eliminating U.S. federal taxes on dividends from foreign subsidiaries; (iii) eliminating the corporate alternative minimum tax (“AMT”); (iv) creating the base erosion anti-abuse tax (“BEAT”); (v) establishing a deduction for foreign derived intangible income ("FDII"); (vi) repealing domestic production activity deduction; and (vii) establishing new limitations on deductible interest expense and certain executive compensation.

ASC 740 requires companies to account for the tax effects of changes in income tax rates and laws in the period in which legislation is enacted (December 22, 2017). ASC 740 does not specifically address accounting and disclosure guidance in connection with the income tax effects of the TCJA.

The deferred tax balances as of December 31, 2019 and 2018 have been calculated based on the revised tax rates.

The Group has completed the accounting for all the impacts of the TCJA. During 2018, as part of finalizing the analysis, the Company’s U.S. subsidiary recorded adjustments that relate to the Transition Tax and GILTI in the total amounts of approximately $660 and $520, respectively.

c.Net operating loss carryforward:

As of December 31, 2019, the Company has total available carryforward tax losses of approximately $14,800 which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2019, the Company recorded a net deferred tax asset of $13,863 in respect of such carryforward tax losses and other temporary differences.

As of December 31, 2019, the Company’s Israeli subsidiaries have total available carryforward tax losses of approximately $75,800. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

The Company’s U.S. subsidiary has total available carryforward tax losses of approximately $50,800 to offset against future U.S. federal taxable gains. These carryforward tax losses expire between 2020 and 2032. As of December 31, 2019, the Company’s U.S. subsidiary recorded a deferred tax asset of $6,588 in respect of such carryforward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.Income (loss) before taxes on income is comprised as follows:

	Year Ended December 31,
	2019	2018	2017

Domestic	$(18,264)	$10,084	$5,948
Foreign	6,949	6,503	3,692

	$(11,315)	$16,587	$9,640

e.Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2019	2018	2017

Current taxes	$990	$843	$688
Deferred tax expense (income)	(16,282)	2,251	4,922

	$(15,292)	$3,094	$5,610

Domestic	$(10,421)	$1,610	$2,979
Foreign	(4,871)	1,484	2,631

	$(15,292)	$3,094	$5,610

f.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforward	$31,391	$30,330
Reserves and allowances	12,588	5,613

Net deferred tax assets before valuation allowance	43,979	35,943
Less - valuation allowance	(23,513)	(31,593)

Deferred tax asset	$20,466	$4,350

Deferred tax liability	$(139)	$(305)

Deferred tax asset:
Domestic	13,863	3,342
Foreign	6,603	1,008

	$20,466	$4,350

Deferred tax liability:
Foreign	$(139)	$(305)

g.Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense (benefit), assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2019	2018	2017

Income (loss) before taxes, as reported in the consolidated statements of operations	$(11,315)	$16,587	$9,640

Israeli statutory corporate tax rate	23.0%	23.0%	24.0%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$(2,602)	$3,815	$2,314
Income tax at rate other than the Israeli statutory corporate tax rate	78	458	33
Non-deductible expenses, including share-based compensation expenses	693	384	629
Losses for which valuation allowance was provided (utilized)	(12,076)	(2,874)	2,692
Changes in exchange rates of subsidiaries	(1,455)	1,388	(1,717)
Impact of rate change	—	—	943
Unrecognized tax benefits	—	(386)	—
Impact of TCJA	—	271	396
Other	70	38	320

Actual tax expense (benefit)	$(15,292)	$3,094	$5,610

h.Tax assessments:

The Company has received a final tax assessment through the tax year 2015.

The Company is currently undergoing an income tax audit for the tax years 2016‑2018. The audit is in its early stage.